FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Level 1
Assets:
Cash and cash equivalents	$ 9,131	$ 28,843
Total	9,131	28,843
Liabilities:
Derivative liabilities at fair value	0	0
Warrants liability	0	0
Total	0	0
Level 1 | Money market fund
Assets:
Cash and cash equivalents	9,131	28,843
Level 2
Assets:
Cash and cash equivalents	0	0
Total	0	0
Liabilities:
Derivative liabilities at fair value	0	0
Warrants liability	2,166	32,140
Total	2,166	32,140
Level 2 | Money market fund
Assets:
Cash and cash equivalents	0	0
Level 3
Assets:
Cash and cash equivalents	0	0
Total	0	0
Liabilities:
Derivative liabilities at fair value	$ 1,088	$ 12,875
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Convertible promissory notes	Convertible promissory notes
Warrants liability	$ 445	$ 9,010
Total	1,533	21,885
Level 3 | Money market fund
Assets:
Cash and cash equivalents	$ 0	$ 0